Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies

16.    Commitments and contingencies

Operating lease commitments

The information of lease commitments is provided in Note 8.

Contingencies

The Company is subject to litigation matters from time to time in the normal cause of business. The Company’s legal counsel and the management routinely assess the likelihood of adverse judgments and outcomes to these matters, as well as ranges of probable losses. Accruals are recorded for these matters to the extent that management concludes a loss is probable and the financial impact, should an adverse outcome occur, is reasonable estimable. The Company has not recorded any material liabilities in this regard as of December 31, 2023 and June 30, 2024.

On September 8, 2023, a customer named one of the Company’s subsidiaries as the defendant of a claim in the General Division of the High Court of the Republic of Singapore. This customer alleged that the Company failed to make timely delivery for products purchased and such products did not function as expected, demanding a return of payments of US$300,000 with relevant damages, interests and costs. Given the nature of the case, as of the filing date, the amount liable by the Company in the event of an unfavorable outcome cannot be reasonably estimated.

On December 25, 2023, three of the Company’s subsidiaries were named as defendants along with others unaffiliated to the Company in a civil action filed at the People’s Court of Yuhuatai District, Nanjing City. The plaintiff of such civil action alleged that it entered into a sales contract for the Company’s products with one of the defendants who purportedly purchased the Company’s products for resale and failed to make timely delivery. The plaintiff seeks to rescind the sales contract with this defendant and demands a return of payments of RMB47,000,000 with interests accrued by all defendants including the Company’s three subsidiaries. Given the nature of the case, as of the filing date, the amount liable by the Company in the event of an unfavorable outcome cannot be reasonably estimated.

On March 5, 2024, a customer filed a civil action against one of the Company’s subsidiaries at the People’s Court of Shangcheng District, Hangzhou City, for a sales contract dispute, claiming the contract should be annulled and demanding a return of payment of RMB2,973,600 with related interests. Given the nature of the case, as of the filing date, the amount liable by the Company in the event of an unfavorable outcome cannot be reasonably estimated.

The Company believes they have strong arguments against these claims and will defend vigorously.

Two bank accounts of the Company were judicially frozen by the court as a result of legal proceedings. The frozen amount as of June 30, 2024 and the date of this unaudited consolidated financial statements was RMB418,201 and RMB418,597, respectively.

18.    Commitments and contingencies

Operating lease commitments

The information of lease commitments is provided in Note 8.

Purchase commitments

The Company’s commitments related to the construction in progress but not yet reflected in the consolidated financial statements were RMB39,119,300 as of December 31, 2023 and were expected to be incurred within one year.

Contingencies

The Company is subject to litigation matters from time to time in the normal cause of business. The Company’s legal counsel and the management routinely assess the likelihood of adverse judgments and outcomes to these matters, as well as ranges of probable losses. Accruals are recorded for these matters to the extent that management concludes a loss is probable and the financial impact, should an adverse outcome occur, is reasonable estimable. The Company has not recorded any material liabilities in this regard as of December 31, 2022 and 2023.

On September 8, 2023, a customer named one of the Company’s subsidiaries as the defendant of a claim in the General Division of the High Court of the Republic of Singapore. This customer alleged that the Company failed to make timely delivery for products purchased and such products did not function as expected, demanding a return of payments of US$300,000 with relevant damages, interests and costs. Given the nature of the case, as of the filing date, the amount liable by the Company in the event of an unfavorable outcome cannot be reasonably estimated.

On December 25, 2023, three of the Company’s subsidiaries were named as defendants along with others unaffiliated to the Company in a civil action filed at the People’s Court of Yuhuatai District, Nanjing City. The plaintiff of such civil action alleged that it entered into a sales contract for the Company’s products with one of the defendants who purportedly purchased the Company’s products for resale and failed to make timely delivery. The plaintiff seeks to rescind the sales contract with this defendant and demands a return of payments of RMB47,000,000 with interests accrued by all defendants including the Company’s three subsidiaries. Given the nature of the case, as of the filing date, the amount liable by the Company in the event of an unfavorable outcome cannot be reasonably estimated.

The Company believes they have strong arguments against these claims and will defend vigorously.

Two bank accounts of the Company were judicially frozen by the court as a result of the legal proceedings. The frozen amount as of December 31, 2023 and the date of this annual report was RMB417,990 and RMB418,201, respectively.